Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividends	$ 891,631
Interest income on notes receivable from participants	345,932
Participant contributions	8,710,243
Rollovers	342,076
Employer contributions	4,488,761
Total contributions	13,541,080
Net appreciation in fair value of investments	29,209,410
Total additions	43,988,053
Benefit payments	20,474,836
Administrative expenses	119,390
Total deductions	20,594,226
Net increase before transfers	23,393,827
Plan Transfers	(128,702)
Net increase after transfers	23,265,125
Net assets available for benefits	$ 227,378,480